Other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance	¥ 245,572		¥ 204,486	¥ 84,660
Balance	273,533	$ 39,659	245,572	204,486
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance	(6,090)		(3,548)	4,108
Other comprehensive income/(loss)	5,131		(2,542)	(7,656)
Balance	(959)		(6,090)	(3,548)
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance				55
Other comprehensive income/(loss)				(55)
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance	(6,090)		(3,548)	4,163
Other comprehensive income/(loss)	5,131		(2,542)	(7,711)
Balance	¥ (959)		¥ (6,090)	¥ (3,548)